CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS	6 Months Ended			12 Months Ended
	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 CNY (¥) ¥ / shares shares	Sep. 30, 2021 CNY (¥) ¥ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 CNY (¥) ¥ / shares shares	Mar. 31, 2021 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues	$ 56,274,081	¥ 399,534,723	¥ 269,433,426	$ 79,227,166	¥ 502,949,894	¥ 257,015,929
Cost of revenues	13,197,665	93,700,779	63,599,621	18,440,832	117,066,090	59,656,877
Gross profit	43,076,416	305,833,944	205,833,805	60,786,334	385,883,804	197,359,052
Operating expenses:
Selling	21,159,480	150,228,079	86,265,281	29,299,597	185,999,704	73,485,259
General and administrative expenses	6,984,283	49,587,013	51,664,591	16,952,916	107,620,500	155,334,386
Research and development	17,445,718	123,861,107	124,051,209	33,272,780	211,222,263	94,387,144
Total operating expenses	45,589,481	323,676,199	261,981,081	79,525,293	504,842,467	323,206,789
Loss from operations	(2,513,065)	(17,842,255)	(56,147,276)	(18,738,959)	(118,958,663)	(125,847,737)
Other income (expense):
Late fees related to income tax | ¥						(11,464,741)
Late fees related to taxes other than income tax			(112,420)	(36,425)	(231,231)	(7,261,947)
Late fees related to social security insurance	(42,173)	(300,000)	(1,396,221)	(291,796)	(1,852,378)	(7,701,793)
Government grants	3,163,003	22,456,691	19,600,822	3,626,290	23,020,413	3,530,405
Financial expenses, net	(2,105,613)	(14,949,434)	(352,694)	(428,064)	(2,717,433)	(29,689,927)
Other income (expenses), net	10,518	74,675	(993,957)	(51,666)	(327,987)	4,063,743
Total other income, net	1,025,735	7,282,515	16,745,530	2,818,339	17,891,384	(48,524,260)
Loss before income taxes	(1,487,330)	(10,559,740)	(39,401,746)	(15,920,620)	(101,067,279)	(174,371,997)
Income tax expense	(79,668)	(565,625)	(5,689,586)	(777,720)	(4,937,122)	(17,454,245)
Net loss	(1,566,998)	(11,125,365)	(45,091,332)	(16,698,340)	(106,004,401)	(191,826,242)
Accretion to redemption value of convertible redeemable preferred shares	(10,152,855)	(72,083,238)	(65,013,751)	(20,582,579)	(130,662,326)	(16,610,297)
Net loss attributable to YishengBio Co. Ltd	(11,719,853)	(83,208,603)	(110,105,083)	(37,280,919)	(236,666,727)	(208,436,539)
Net loss	(1,566,998)	(11,125,365)	(45,091,332)	(16,698,340)	(106,004,401)	(191,826,242)
Other comprehensive income (loss): foreign currency translation gain (loss)	(23,754,747)	(168,653,952)	11,321,167	6,122,146	38,864,606	22,455,217
Total comprehensive loss	$ (25,321,745)	¥ (179,779,317)	¥ (33,770,165)	$ (10,576,194)	¥ (67,139,795)	¥ (169,371,025)
Loss per share:
Basic net income (loss) per ordinary share | (per share)	$ (0.01)	¥ (0.05)	¥ (0.18)	$ (0.07)	¥ (0.43)	¥ (0.78)
Earnings Per Share, Diluted | (per share)	$ (0.01)	¥ (0.05)	¥ (0.18)	$ (0.07)	¥ (0.43)	¥ (0.78)
Weighted average number of ordinary shares outstanding:
Weighted Average Number of Shares Outstanding, Basic	247,141,861	247,141,861	247,311,533	247,311,533	247,311,533	247,311,533
Weighted Average Number of Shares Outstanding, Diluted	247,141,861	247,141,861	247,311,533	247,311,533	247,311,533	247,311,533